DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of foreign exchange forward and options collar (cylinder) contracts, Balance sheet Location	Other receivable and prepaid expenses	Other receivable and prepaid expenses
Fair value of foreign exchange forward and options collar (cylinder) contracts	$ 0	$ 1,303
Gains (losses) recognized in OCI (effective portion), Balance sheet Location	Other comprehensive income	Other comprehensive income
Gains (losses) recognized in OCI (effective portion)	$ (1,303)	$ 1,543	$ (1,062)